Annual Fund Operating Expenses - Institutional - Vanguard Russell 2000 Value Index Fund - Institutional Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%